Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Equity Award Grant Practices. The Committee has adopted a policy regarding the granting of equity-based awards, including stock options and PSUs granted to named executive officers. Under the policy, annual equity awards are generally granted on March 1 and other equity awards (such as retention, new hire or promotion awards) are granted on predetermined dates intended to be outside of blackout periods under our Insider Trading Policy. However, in limited circumstances, the Board, Committee or General Counsel may approve grants to be effective at other times, including in the event a predetermined date falls within a blackout period. During 2025, we did not time or set the terms of equity awards to take advantage of the release of earnings or take into account other material nonpublic information, and we did not time our disclosure of material nonpublic information to benefit award recipients.

Award Timing Method	Under the policy, annual equity awards are generally granted on March 1 and other equity awards (such as retention, new hire or promotion awards) are granted on predetermined dates intended to be outside of blackout periods under our Insider Trading Policy. However, in limited circumstances, the Board, Committee or General Counsel may approve grants to be effective at other times, including in the event a predetermined date falls within a blackout period.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	During 2025,
we did not time or set the terms of equity awards to take advantage of the release of earnings or take into account other material nonpublic information, and we did not time our disclosure of material nonpublic information to benefit award recipients.

MNPI Disclosure Timed for Compensation Value	false